Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

Notes 14 – COMMITMENTS

The Company leases facilities with expiration dates between January 2019 and May 2026. Rental expense for the years ended December 31, 2018, 2017 and 2016 was $3,611,640, $2,733,265, and $1,783,888, respectively. The Company has future minimum lease obligations as of December 31, 2018 as follows:

2019	$3,817,578
2020	2,517,457
2021	1,183,802
2022	1,029,210
2023	959,173
Thereafter	227,262
Total	$9,734,482

JTIS leased offices and apartments located in Huai'an Economic and Technology Development District (the "District"). To attract more business in the newly constructed business center, the local government provided incentive to all companies located in the District by offering free office rent for certain period of time. The lease expires between June 2019 and December 2019. For the year ended December 31, 2018, JTIS was provided ten offices and four apartments free of charge by the local government.